Portfolio of investments—September 30, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 100.25%
Guam: 3.02%
Airport revenue: 0.48%
Antonio B Won Pat International Airport Authority Series A AMT	5.25%	10-1-2038	$200,000	$212,363
Antonio B Won Pat International Airport Authority Series B	5.00	10-1-2028	100,000	105,032
Antonio B Won Pat International Airport Authority Series B	5.00	10-1-2029	225,000	239,787
Port Authority of Guam Series B AMT	5.00	7-1-2031	285,000	295,367
				852,549
Miscellaneous revenue: 0.31%
Territory of Guam Series G	5.00	1-1-2035	500,000	548,448
Utilities revenue: 0.42%
Guam Power Authority Series A	5.00	10-1-2042	250,000	258,251
Guam Power Authority Series A	5.00	10-1-2043	230,000	236,773
Guam Power Authority Series A	5.00	10-1-2044	250,000	255,446
				750,470
Water & sewer revenue: 1.81%
Guam Government Waterworks Authority	5.00	1-1-2046	1,500,000	1,501,542
Guam Government Waterworks Authority Water & Wastewater System Series A	5.00	7-1-2044	885,000	903,832
Guam Government Waterworks Authority Water & Wastewater System Series A	5.50	7-1-2043	750,000	802,964
				3,208,338
				5,359,805
Illinois: 0.18%
Miscellaneous revenue: 0.18%
City of Chicago Lakeshore East Special Assessment Area144A	2.53	12-1-2025	327,000	326,074
Minnesota: 96.77%
Airport revenue: 1.81%
Minneapolis-St. Paul Metropolitan Airports Commission Series A	5.00	1-1-2031	485,000	498,187
Minneapolis-St. Paul Metropolitan Airports Commission Series A	5.00	1-1-2052	1,000,000	1,017,396
Minneapolis-St. Paul Metropolitan Airports Commission Series A (AG Insured)	4.00	1-1-2054	500,000	449,488
Minneapolis-St. Paul Metropolitan Airports Commission Series C	5.00	1-1-2046	1,000,000	1,005,340
Minneapolis-St. Paul Metropolitan Airports Commission Series D AMT	5.00	1-1-2041	250,000	251,200
				3,221,611
Education revenue: 18.22%
City of Cologne Academy Series A	5.00	7-1-2029	485,000	485,256
City of Cologne Academy Series A	5.00	7-1-2034	500,000	500,062
City of Columbus New Millennium Academy Series A	5.50	7-1-2030	1,000,000	1,000,156
City of Deephaven Eagle Ridge Academy Series A	4.00	7-1-2026	100,000	99,983
City of Deephaven Eagle Ridge Academy Series A	4.00	7-1-2027	100,000	100,007
City of Deephaven Eagle Ridge Academy Series A	5.25	7-1-2037	400,000	400,199
City of Deephaven Eagle Ridge Academy Series A	5.25	7-1-2040	500,000	500,100
City of Forest Lake International Language Academy Series A	5.50	8-1-2036	500,000	500,299
See accompanying notes to portfolio of investments
Allspring Minnesota Tax-Free Fund | 1

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
City of Ham Lake DaVinci Academy of Arts & Science Series A	4.00%	7-1-2028	$330,000	$325,868
City of Ham Lake DaVinci Academy of Arts & Science Series A	5.00	7-1-2031	625,000	626,366
City of Hugo Noble Academy Series A	5.00	7-1-2029	490,000	490,287
City of Minneapolis Northeast College Prep Series A	5.00	7-1-2055	700,000	511,843
City of Moorhead Concordia College	5.00	12-1-2025	540,000	540,000
City of Otsego Kaleidoscope Charter School Series A	5.00	9-1-2034	1,015,000	994,403
City of Ramsey PACT Charter School Series A	5.00	6-1-2032	1,000,000	1,000,407
City of St. Cloud Athlos Academy Series A144A†	5.25	6-1-2032	355,000	257,375
City of St. Cloud STRIDE Academy Series A	5.00	4-1-2036	750,000	688,574
Housing & RDA of The City of St. Paul Minnesota Conservatory for Performing Artists Series A	4.00	3-1-2028	95,000	93,434
Housing & RDA of The City of St. Paul Minnesota Hmong College Prep Academy Series A	5.00	9-1-2026	205,000	206,320
Housing & RDA of The City of St. Paul Minnesota Hmong College Prep Academy Series A	5.00	9-1-2055	400,000	361,283
Housing & RDA of The City of St. Paul Minnesota Hmong College Prep Academy Series A	5.25	9-1-2031	1,000,000	1,010,437
Housing & RDA of The City of St. Paul Minnesota Hope Community Academy Series A	5.00	12-1-2034	1,645,000	1,500,103
Housing & RDA of The City of St. Paul Minnesota Twin Cities Academy Series A	5.00	7-1-2035	925,000	924,985
Housing & RDA of The City of St. Paul Minnesota Twin Cities German Immersion School	5.00	7-1-2055	750,000	656,374
Minnesota HEFA Carleton College	5.00	3-1-2053	1,500,000	1,559,450
Minnesota HEFA College of St. Benedict	4.00	3-1-2036	410,000	390,843
Minnesota HEFA College of St. Scholastica, Inc.	4.00	12-1-2040	1,000,000	868,751
Minnesota HEFA College of St. Scholastica, Inc. Series 7R	4.25	12-1-2027	255,000	255,042
Minnesota HEFA Concordia University St. Paul Series 6Q (U.S. Bank N.A. LOC)ø	3.75	4-1-2037	500,000	500,000
Minnesota HEFA Hamline University Series B	5.00	10-1-2035	1,000,000	1,006,559
Minnesota HEFA St. Catherine University Series A	5.00	10-1-2025	570,000	570,000
Minnesota HEFA St. Catherine University Series A	5.00	10-1-2045	2,000,000	1,923,645
Minnesota HEFA St. John’s University	4.00	10-1-2034	200,000	204,400
Minnesota HEFA St. John’s University	4.00	10-1-2035	170,000	172,642
Minnesota HEFA St. John’s University	4.00	10-1-2039	200,000	196,890
Minnesota HEFA St. John’s University	4.00	10-1-2040	355,000	345,957
Minnesota HEFA St. Olaf College	4.00	10-1-2046	2,750,000	2,492,300
Minnesota HEFA University of St. Thomas/Minneapolis	4.00	10-1-2041	515,000	487,824
Minnesota HEFA University of St. Thomas/Minneapolis	5.00	10-1-2040	750,000	776,597
Minnesota HEFA University of St. Thomas/Minneapolis Series 8-L	5.00	4-1-2035	750,000	756,730
Minnesota HEFA University of St. Thomas/Minneapolis Series A	5.00	10-1-2026	295,000	301,428
Minnesota HEFA University of St. Thomas/Minneapolis Series A	5.00	10-1-2052	1,000,000	1,011,299
Minnesota HEFA University of St. Thomas/Minneapolis Series B	5.00	10-1-2036	775,000	825,321
Minnesota Office of Higher Education AMT	4.00	11-1-2037	595,000	597,062
Minnesota Office of Higher Education AMT	5.00	11-1-2026	700,000	711,286
Minnesota Office of Higher Education AMT	5.00	11-1-2027	500,000	516,775
Minnesota Office of Higher Education AMT	5.00	11-1-2033	1,000,000	1,058,500
See accompanying notes to portfolio of investments
2 | Allspring Minnesota Tax-Free Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
University of Minnesota Series A	5.00%	4-1-2034	$270,000	$288,217
University of Minnesota Series A	5.00	9-1-2042	770,000	783,929
				32,375,568
GO revenue: 26.08%
Alexandria Lake Area Sanitation District (AG Insured)	4.13	2-1-2044	325,000	308,453
Becker Independent School District No. 726 Series B	4.00	2-1-2026	100,000	100,418
Brainerd Independent School District No. 181 Series A	4.00	2-1-2039	2,000,000	2,008,231
Brainerd Independent School District No. 181 Series A	4.00	2-1-2042	2,060,000	2,060,695
Brainerd Independent School District No. 181 Series A	4.00	2-1-2043	225,000	221,936
Canby Independent School District No. 891 Series A	4.00	2-1-2043	1,320,000	1,313,914
Chisholm Independent School District No. 695 Series A	6.00	2-1-2029	500,000	558,138
Chisholm Independent School District No. 695 Series A	6.00	2-1-2030	750,000	861,302
City of Chaska Series C	5.00	2-1-2030	230,000	253,221
City of Elk River Series A	3.00	12-1-2044	2,000,000	1,666,748
City of Virginia Series A	5.00	2-1-2032	405,000	423,137
City of Waite Park Series A	5.00	12-15-2050	1,675,000	1,744,380
County of Hennepin Series A	5.00	12-1-2033	410,000	444,714
County of Hennepin Series A	5.00	12-1-2037	910,000	941,894
County of Hennepin Series A	5.00	12-1-2041	2,610,000	2,778,020
County of Hennepin Series A	5.00	12-1-2043	1,500,000	1,602,360
County of Hennepin Series A	5.00	12-1-2044	1,500,000	1,598,399
County of Hennepin Series B	5.00	12-1-2029	450,000	461,897
County of Hennepin Series B (TD Bank N.A. SPA)ø	2.85	12-1-2038	500,000	500,000
County of Rice Series A	4.00	2-1-2048	1,500,000	1,427,473
Duluth Independent School District No. 709 Series C CAB¤	0.00	2-1-2033	1,075,000	785,320
Gibbon Independent School District No. 2365 Series A	5.00	2-1-2041	300,000	316,923
Gibbon Independent School District No. 2365 Series A	5.00	2-1-2048	1,700,000	1,756,084
Goodridge Independent School District No. 561 Series A	4.00	2-1-2042	550,000	536,834
Hastings Independent School District No. 200 Series A CAB¤	0.00	2-1-2032	1,305,000	1,040,900
Hastings Independent School District No. 200 Series A CAB¤	0.00	2-1-2033	1,145,000	875,212
Hawley Independent School District No. 150 Series A	5.00	2-1-2040	750,000	783,703
Hawley Independent School District No. 150 Series A	5.00	2-1-2041	440,000	456,795
Hopkins Independent School District No. 270 Series A	4.00	2-1-2031	170,000	173,653
Jordan Independent School District No. 717 Series A	5.00	2-1-2035	150,000	164,779
Jordan Independent School District No. 717 Series A	5.00	2-1-2039	500,000	530,567
Marshall County Independent School District No. 441 Series A	5.00	2-1-2037	250,000	270,854
Marshall County Independent School District No. 441 Series A	5.00	2-1-2038	250,000	267,028
Minneapolis Special School District No. 1 Series A	4.00	2-1-2040	1,150,000	1,160,233
Nashwauk Keewatin Independent School District No. 319 Series A	4.00	2-1-2042	320,000	318,327
Nashwauk Keewatin Independent School District No. 319 Series A	4.00	2-1-2043	785,000	773,675
Red Lake County Central Independent School District No. 2906 Series A	5.00	2-1-2032	250,000	284,090
Red Lake County Central Independent School District No. 2906 Series A	5.00	2-1-2033	310,000	352,889
Rock Ridge Independent School District No. 2909 Series A	5.00	2-1-2035	405,000	449,242
Sartell-St. Stephen Independent School District No. 748 Series A	5.00	2-1-2027	200,000	200,374
See accompanying notes to portfolio of investments
Allspring Minnesota Tax-Free Fund | 3

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
South Washington County Independent School District No. 833 Series A	4.00%	2-1-2043	$1,680,000	$1,618,077
State of Minnesota Series A	5.00	8-1-2034	2,190,000	2,222,522
State of Minnesota Series A	5.00	8-1-2035	1,000,000	1,092,976
State of Minnesota Series A	5.00	8-1-2039	1,750,000	1,870,745
State of Minnesota Series A	5.00	8-1-2041	1,785,000	1,938,713
State of Minnesota Series B	4.00	8-1-2031	250,000	259,439
State of Minnesota Series B	4.00	8-1-2043	1,000,000	1,007,609
State of Minnesota Series B	4.00	8-1-2044	1,500,000	1,499,575
Stillwater Independent School District No. 834 Series A	5.00	2-1-2040	1,000,000	1,071,832
Worthington Independent School District No. 518 Series A	4.00	2-1-2030	440,000	442,243
Worthington Independent School District No. 518 Series A	4.00	2-1-2032	530,000	532,463
				46,329,006
Health revenue: 21.92%
City of Center City Hazelden Betty Ford Foundation Series 2025B	5.00	11-1-2047	1,500,000	1,508,914
City of Maple Grove Hospital Corp.	5.00	5-1-2030	850,000	865,500
City of Maple Grove Hospital Corp.	5.00	5-1-2031	500,000	509,216
City of Maple Grove Hospital Corp.	5.00	5-1-2032	725,000	736,795
City of Minneapolis/St. Paul Housing & RDA Allina Health Obligated Group	5.00	11-15-2025	225,000	225,541
City of Minneapolis Allina Health Obligated Group	4.00	11-15-2038	975,000	944,795
City of Minneapolis Allina Health Obligated Group Series Bøø	5.00	11-15-2053	1,000,000	1,089,202
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2033	3,000,000	3,039,400
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2035	390,000	401,169
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2036	1,100,000	1,126,528
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2049	1,000,000	1,001,333
City of Plato Glencoe Regional Health Services	5.00	4-1-2041	550,000	550,107
City of Rochester Mayo Clinicø	2.82	11-15-2047	3,000,000	3,000,000
City of Rochester Mayo Clinic##	5.00	11-15-2057	4,500,000	4,620,235
City of Shakopee Senior Housing Revenue Benedictine Living Community LLC144Aøø	5.85	11-1-2058	725,000	724,552
City of Shakopee St. Francis Regional Medical Center Obligated Group	5.00	9-1-2027	700,000	700,695
City of Shakopee St. Francis Regional Medical Center Obligated Group	5.00	9-1-2029	325,000	325,279
City of St. Cloud CentraCare Health System Obligated Group	4.00	5-1-2050	3,235,000	2,864,677
City of St. Cloud CentraCare Health System Obligated Group	5.00	5-1-2048	1,500,000	1,516,570
City of St. Cloud CentraCare Health System Obligated Group	5.00	5-1-2054	550,000	558,609
City of St. Cloud CentraCare Health System Obligated Group Series A	5.00	5-1-2028	300,000	303,913
City of Wadena Astera Health Series A	5.00	12-1-2045	2,900,000	2,967,355
Duluth EDA Essentia Health Obligated Group Series A	5.00	2-15-2048	650,000	653,930
Duluth EDA Essentia Health Obligated Group Series A	5.00	2-15-2058	1,450,000	1,454,433
Duluth EDA Essentia Health Obligated Group Series A	5.25	2-15-2053	2,500,000	2,516,866
Housing & RDA of The City of St. Paul Minnesota Fairview Health Services Obligated Group Series A	5.00	11-15-2034	565,000	578,960
Housing & RDA of The City of St. Paul Minnesota Fairview Health Services Obligated Group Series A	5.00	11-15-2047	500,000	500,541
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group	5.00	7-1-2033	1,500,000	1,675,206
See accompanying notes to portfolio of investments
4 | Allspring Minnesota Tax-Free Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Minnesota Agricultural & Economic Development Board HealthPartners Obligated Group	5.25%	1-1-2047	$1,500,000	$1,552,994
Tender Option Bond Trust Receipts/Certificates Series XF1876 (Bank of America N.A. LIQ)144Aø	2.92	11-15-2053	435,000	435,000
				38,948,315
Housing revenue: 13.00%
City of Forest Lake Kilkenny Senior Housing LP (FNMA LOC, FNMA LIQ)ø	2.97	8-15-2038	2,435,000	2,435,000
City of Marshall Southwest & West Central Service Cooperatives Series A	5.13	2-1-2041	675,000	681,044
City of Marshall Southwest & West Central Service Cooperatives Series A	5.38	2-1-2045	720,000	721,993
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2032	440,000	488,817
City of Minneapolis Riverton Community Housing	5.00	8-1-2032	760,000	760,557
City of New London EDA Southwest & West Central Service Cooperatives Series A	4.50	2-1-2033	500,000	506,384
City of New London EDA Southwest & West Central Service Cooperatives Series A	5.00	2-1-2038	880,000	884,600
City of Oak Park Heights VSSA Boutwells Landing LLC (FHLMC LIQ)ø	2.86	11-1-2035	2,500,000	2,500,000
Dakota County Community Development Agency Roers Burnsville Affordable Apartments Owner LLC (FNMA Insured)	4.20	5-1-2043	1,500,000	1,419,963
Minnesota Housing Finance Agency Series A	4.00	8-1-2031	300,000	312,803
Minnesota Housing Finance Agency Series A AMT	5.00	8-1-2027	1,665,000	1,673,739
Minnesota Housing Finance Agency Series A AMT	5.00	8-1-2032	500,000	500,853
Minnesota Housing Finance Agency Series B	5.00	8-1-2029	320,000	348,825
Minnesota Housing Finance Agency Series B	5.00	8-1-2030	465,000	516,050
Minnesota Housing Finance Agency Series B (GNMA / FNMA / FHLMC Insured)	4.10	7-1-2038	995,000	991,657
Minnesota Housing Finance Agency Series D	5.00	8-1-2028	200,000	213,509
Minnesota Housing Finance Agency Series E (GNMA / FNMA / FHLMC Insured)	1.75	1-1-2028	630,000	606,261
Minnesota Housing Finance Agency Series E (GNMA / FNMA / FHLMC Insured)	1.75	7-1-2028	490,000	467,702
Minnesota Housing Finance Agency Series F (GNMA / FNMA / FHLMC Insured)	4.85	7-1-2045	1,000,000	1,012,039
Minnesota Housing Finance Agency Series K AMT (GNMA / FNMA / FHLMC Insured)%%	3.05	7-1-2027	515,000	511,620
Minnesota Housing Finance Agency Series L (GNMA / FNMA / FHLMC Insured)%%	4.95	1-1-2050	1,500,000	1,504,927
Minnesota Housing Finance Agency Series M (GNMA / FNMA / FHLMC Insured)	4.85	7-1-2037	2,990,000	3,099,467
Minnesota Housing Finance Agency Series O (GNMA / FNMA / FHLMC Insured)	4.65	7-1-2041	920,000	927,113
				23,084,923
Miscellaneous revenue: 9.42%
Anoka-Hennepin Independent School District No. 11 Series A COP	5.00	2-1-2034	1,000,000	1,007,146
See accompanying notes to portfolio of investments
Allspring Minnesota Tax-Free Fund | 5

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
City of Center City Hazelden Betty Ford Foundation	4.00%	11-1-2030	$250,000	$255,284
City of Center City Hazelden Betty Ford Foundation	4.00	11-1-2031	250,000	254,092
City of Center City Hazelden Betty Ford Foundation	4.00	11-1-2034	300,000	301,911
City of White Bear Lake Young Men’s Christian Association of the Greater Twin Cities	5.00	6-1-2032	1,000,000	1,045,236
Duluth Independent School District No. 709 Series B COP	5.00	2-1-2026	395,000	398,082
Lake Agassiz Education Cooperative No. 0397-52 Series A COP	3.00	2-1-2028	290,000	288,620
Lake Agassiz Education Cooperative No. 0397-52 Series A COP	3.00	2-1-2029	300,000	296,342
Lake Agassiz Education Cooperative No. 0397-52 Series A COP	3.00	2-1-2030	310,000	304,121
Minnetonka Independent School District No. 276 Series C COP	5.00	2-1-2041	1,125,000	1,198,577
Northeastern Metropolitan Intermediate School District No. 916 Series B COP	5.00	2-1-2034	1,500,000	1,502,539
Plymouth Intermediate District No. 287 Series A COP	4.00	5-1-2026	500,000	500,441
Plymouth Intermediate District No. 287 Series A COP	4.00	5-1-2027	1,000,000	1,001,141
St. Cloud Independent School District No. 742 COP	5.00	2-1-2032	500,000	500,850
St. Cloud Independent School District No. 742 COP	5.00	2-1-2034	350,000	350,592
State of Minnesota Department of Iron Range Resources & Rehabilitation Series A	5.00	10-1-2039	2,490,000	2,746,248
State of Minnesota Office Building Project COP	5.00	11-1-2042	3,000,000	3,199,322
State of Minnesota Office Building Project COP	5.00	11-1-2043	1,500,000	1,589,313
				16,739,857
Utilities revenue: 5.65%
Central Minnesota Municipal Power Agency (AG Insured)	4.00	1-1-2042	350,000	346,209
Central Minnesota Municipal Power Agency (AG Insured)	5.00	1-1-2029	315,000	339,210
Central Minnesota Municipal Power Agency (AG Insured)	5.00	1-1-2030	210,000	230,742
City of Rochester Electric Utility Revenue Series A	5.00	12-1-2037	500,000	510,735
Minnesota Municipal Power Agency	5.00	10-1-2047	500,000	501,330
Northern Municipal Power Agency	5.00	1-1-2036	100,000	102,102
Northern Municipal Power Agency	5.00	1-1-2041	1,500,000	1,515,913
Sauk Centre Public Utilities Commission Electric Revenue Series A (AG Insured)	4.00	12-1-2037	250,000	253,284
Sauk Centre Public Utilities Commission Electric Revenue Series A (AG Insured)	5.00	12-1-2034	100,000	110,754
Southern Minnesota Municipal Power Agency Series A	5.00	1-1-2031	520,000	523,025
Southern Minnesota Municipal Power Agency Series A	5.00	1-1-2041	480,000	482,029
Southern Minnesota Municipal Power Agency Series A%%	5.00	1-1-2045	800,000	843,635
St. Paul Port Authority District Energy Obligated Group Series 1	3.00	10-1-2027	100,000	99,850
St. Paul Port Authority District Energy Obligated Group Series 1	3.00	10-1-2034	225,000	213,773
St. Paul Port Authority District Energy Obligated Group Series 1	4.00	10-1-2028	400,000	407,797
St. Paul Port Authority District Energy Obligated Group Series 1	4.00	10-1-2041	500,000	466,302
Western Minnesota Municipal Power Agency Red Rock Hydroelectric Project Series A	5.00	1-1-2049	1,500,000	1,523,227
Western Minnesota Municipal Power Agency Series A	5.00	1-1-2032	555,000	557,990
Western Minnesota Municipal Power Agency Series A	5.00	1-1-2036	1,000,000	1,003,798
				10,031,705
See accompanying notes to portfolio of investments
6 | Allspring Minnesota Tax-Free Fund

Portfolio of investments—September 30, 2025 (unaudited)

		Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.67%
City of St. Paul Water Revenue Series A		4.00%	12-1-2045	$1,215,000	$1,189,210
					171,920,195
New York: 0.28%
Airport revenue: 0.20%
New York Transportation Development Corp. JFK NTO LLC AMT		6.00	6-30-2044	325,000	351,846
Health revenue: 0.08%
Westchester County Local Development Corp. Kendal on Hudson Obligated Group Series B		5.00	1-1-2027	145,000	147,226
					499,072
Total municipal obligations (Cost $181,781,523)					178,105,146
Total investments in securities (Cost $181,781,523)	100.25%				178,105,146
Other assets and liabilities, net	(0.25)				(438,895)
Total net assets	100.00%				$177,666,251

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.
%%	The security is purchased on a when-issued basis.

Abbreviations:
AG	Assured Guaranty Incorporation
AMT	Alternative minimum tax
CAB	Capital appreciation bond
COP	Certificate of participation
EDA	Economic Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NTO	New Terminal One
RDA	Redevelopment Authority
SPA	Standby purchase agreement
See accompanying notes to portfolio of investments
Allspring Minnesota Tax-Free Fund | 7

Notes to portfolio of investments—September 30, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$178,105,146	$0	$178,105,146
Total assets	$0	$178,105,146	$0	$178,105,146
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
 At September 30, 2025, the Fund did not have any transfers into/out of Level 3.
8 | Allspring Minnesota Tax-Free Fund